Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

The following is a summary of annual future minimum lease and rental commitments under noncancelable operating leases as of December 31, 2012:

(In millions)

2013	$107.2
2014	83.2
2015	62.5
2016	37.1
2017	26.3
Thereafter	43.0

$359.3